Average Annual Total Returns{- Franklin DynaTech VIP Fund} - FTVIP Class 4-61 - Franklin DynaTech VIP Fund	Class 4 Return Before Taxes Past 1 year	Class 4 Return Before Taxes Past 5 years	Class 4 Return Before Taxes Past 10 years	Russell 1000 Growth Index (index reflects no deduction for fees, expenses or taxes) Past 1 year		Russell 1000 Growth Index (index reflects no deduction for fees, expenses or taxes) Past 5 years		Russell 1000 Growth Index (index reflects no deduction for fees, expenses or taxes) Past 10 years		S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 10 years	Russell 3000 Growth Index (index reflects no deduction for fees, expenses or taxes) Past 1 year		Russell 3000 Growth Index (index reflects no deduction for fees, expenses or taxes) Past 5 years		Russell 3000 Growth Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	44.71%	19.18%	14.25%	38.49%	[1]	20.99%	[1]	17.21%	[1]	18.40%	15.21%	13.88%	38.26%	[1]	20.66%	[1]	16.93%	[1]

[1]

1. The Russell 1000 Growth Index is replacing the Russell 3000 Growth Index as the Fund’s primary benchmark because the investment manager believes the Russell 1000 Growth Index provides a better comparison to the Fund's investments.